Nature and Continuance of Operations (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 18, 2023	Apr. 20, 2022	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Jul. 20, 2025	Dec. 31, 2024	Oct. 29, 2024	Jul. 20, 2024	Jul. 20, 2023	Apr. 30, 2022
NatureOfOperationsItemsLineItems [Line Items]
Common stock, shares issued				118,380,930	185,801,734		172,984,299	162,762,651
Common stock, shares outstanding				118,380,930	185,801,734		172,984,299	162,762,651
Shares, Issued											75,971,700
Shares acquisitions	508,398
Value acquisitions	$ 252,000			$ 4,049,000
Earn out payments percentage						10.00%			10.00%	10.00%
Earn out payment						$ 120,000,000			$ 120,000,000	$ 120,000,000
Common Stock [Member]
NatureOfOperationsItemsLineItems [Line Items]
Shares acquisitions			580,962	8,360,755
Value acquisitions
Common Stock [Member] | LEEF Holdings, Inc. [Member]
NatureOfOperationsItemsLineItems [Line Items]
Shares acquisitions		23,823,595
Value acquisitions		$ 34,606,154